GOVERNMENT AND OTHER GRANTS	12 Months Ended
Dec. 31, 2011
GOVERNMENT AND OTHER GRANTS [Abstract]
GOVERNMENT AND OTHER GRANTS
NOTE 3:-	GOVERNMENT AND OTHER GRANTS

Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenues arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the years ended December 31, 2011, 2010 and 2009, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of operations in the amount of none, $ 39 and $ 10, respectively. As of December 31, 2011, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 11,192. Under the BIRD program, the Company is not obligated to repay any amounts received from BIRD if it does not generate any income from the results of the funded research program. As of December 31, 2011 the Company does not expect any income to be generated from the results of the funded research BIRD program and as such no contingent obligation for payments to BIRD was recorded (see Note 2l).